Basis of Presentation (Details) - Schedule of subsidiary	12 Months Ended
Dec. 31, 2021
Versus Systems (Holdco) Inc. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	66.80%
Principal Activity	Holding Company
Versus Systems UK, Ltd. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United Kingdom
Proportion of Ownership Interest	66.80%
Principal Activity	Sales Company
Versus LLC [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	66.80%
Principal Activity	Technology Company
Xcite Interactive, Inc.[Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	100.00%
Principal Activity	Technology Company